Provisions - Summary of Provisions (Detail) - GBP (£) £ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure provisions [line items]
Provisions	£ 1,729	£ 1,758	£ 2,261
Current	31	309	334
Non-current	1,698	1,449	1,927
Social security contributions on share options [member]
Disclosure provisions [line items]
Provisions	31	104	120	£ 842
Current	31
Non-current		104	120
Provision for deferred cash consideration [member]
Disclosure provisions [line items]
Provisions	1,698	1,654	2,141	£ 2,131
Current		309	334
Non-current	£ 1,698	£ 1,345	£ 1,807